Intangible assets, net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Estimated amortization expenses
2023	¥ 4,708
2024	2,621
2025	223
Intangible assets, net	¥ 7,552	$ 1,095	¥ 8,366